Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 (Recast - Note 3(a))	Mar. 31, 2010 (Recast - Note 3(a))
Loss for the year	$ (32,836)	$ (34,357)	$ (27,440)
Other comprehensive income (loss):
Unrealized gain on available for sale securities, net of tax of $nil (2011 - $nil; 2010 - $300)			1,708
Reclassification of net realized gains on available for sale securities to net loss, net of tax of $nil (2011 - $nil; 2010 - $300)			(2,101)
Cumulative translation adjustment	(12,370)	7,414	14,431
Total other comprehensive income (loss)	(12,370)	7,414	14,038
Comprehensive loss	(45,206)	(26,943)	(13,402)
Comprehensive income (loss) attributable to:
Joint venture partners	12,958	7,785	7,071
The Company	$ (58,164)	$ (34,728)	$ (20,473)